Related party transactions	12 Months Ended
May 31, 2019
Related party transactions
Related party transactions

8.      Related party transactions

During the prior quarter, the Company disposed of its remaining shares in Liberty Health Sciences Inc. (“Liberty”) (Note 13).

The Company previously funded a portion of the Canadian operating costs of Liberty, for which Liberty reimbursed the Company quarterly. Liberty was considered a related party because certain officers and directors of Aphria were directors of Liberty. In January 2019, those directors resigned from Liberty’s and the Company's board and the Company ceased its relationship with Liberty.

The Company purchased certain electrical generation equipment from and pays rent to a company owned by a former director. In March 2019, the director resigned his officer and director position with the Company and was no longer considered a related party.

Key management personnel compensation for the year ended May 31, 2019 and 2018 was comprised of:

	For the year ended
	May 31,
	2019	2018
Salaries	$5,024	$1,699
Short-term employment benefits (included in office and general)	116	70
Share-based compensation	11,854	3,235
	$16,994	$5,004

Directors and officers of the Company control 0.1% or 135,942 of the voting shares of the company.

During the year ended May 31, 2019, the Company appointed Mr. Irwin Simon as Interim CEO and Chair of the Board. Mr. Simon’s compensation for the combined role is $1,100 annually, paid on a consultancy basis.On February 24, 2019, the Board of Aphria declared,  in accordance with the Omnibus Incentive Plan, 1,000,000 stock options and 25,000 restricted share units to Mr. Simon, which vested immediately.

During the year ended May 31, 2019 certain officers and non-independent directors retired from the Company. No amounts were paid to the retired officers and directors as part of their retirement. In addition, compensation for the Board of Directors were amended to a flat-fee $300 annually, with $150 paid in cash and $150 in Deferred Share Units under the Company’s Omnibus Plan each, plus a one-time award of 7,500 Restricted Share Units each.